Commitments and Contingencies - Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023 (remaining three months)	$ 564
2024	1,978
2025	1,810
2026	1,218
Total future lease payments	5,570
Less: imputed interest	488
Total lease liability balance	5,082
Less: current portion of operating lease liabilities	1,796	$ 2,381
Total operating lease liabilities, non-current	$ 3,286	$ 5,171